Right-of-Use Asset - Schedule of Right-of-Use Asset (Details) (10-K/A) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Office lease		$ 319,133
Less accumulated depreciation		(106,378)
Right-of-use asset, net	$ 185,325	$ 212,755